COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2015 vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel
Commitments and Contingencies Disclosure [Abstract]
Book value of assets pledged under ship mortgages		$ 1,908,000	$ 2,009,000
Related Party Transaction [Line Items]
Long-term debt		1,522,900	1,580,006
Loans to related parties which are associates		314,000	330,087
Contractual commitments under newbuilding contracts		$ 0	$ 76,100
Number of container vessels contracted to be chartered in | vessel	2	2	1
Term of lease or charter	15 years
SFL Deepwater [Member]
Related Party Transaction [Line Items]
Long-term debt		$ 225,800	$ 248,400
Term loan facility, amount guaranteed		75,000	75,000
Loans to related parties which are associates		113,000	119,167
Seadrill [Member]
Related Party Transaction [Line Items]
Loans to related parties which are associates		317,800	330,700
SFL Hercules [Member]
Related Party Transaction [Line Items]
Long-term debt		251,300	278,700
Term loan facility, amount guaranteed		70,000	75,000
Loans to related parties which are associates		80,000	85,920
SFL Linus [Member]
Related Party Transaction [Line Items]
Long-term debt		308,800	356,300
Term loan facility, amount guaranteed		90,000	90,000
Loans to related parties which are associates		121,000	125,000
Equity Accounted Subsidiaries [Member]
Related Party Transaction [Line Items]
Long-term debt		785,800
Financial Guarantee [Member]
Related Party Transaction [Line Items]
Guarantor Obligations, Current Carrying Value		235,000	$ 240,000
Financial Guarantee [Member] | SFL Deepwater [Member]
Related Party Transaction [Line Items]
Term loan facility, amount guaranteed		75,000
Financial Guarantee [Member] | SFL Hercules [Member]
Related Party Transaction [Line Items]
Term loan facility, amount guaranteed		70,000
Financial Guarantee [Member] | SFL Linus [Member]
Related Party Transaction [Line Items]
Term loan facility, amount guaranteed		$ 90,000